Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Vessel and other management fees	$ 14,225		$ 12,547	$ 10,756
Total operating revenues	80,257		102,674	106,155
Operating expenses
Vessel operating expenses	53,163		56,347	49,570
Administrative expenses	45,960		33,526	19,267
Depreciation and amortization	72,972		73,732	49,811
Impairment of long-term assets	1,706		1,957	500
Total operating expenses	221,364		234,604	146,488
Gain on disposals to Golar Partners	0	[1]	102,406	43,287
Other operating loss	0		0	(6,387)
Impairment of vessel held-for-sale	0		(1,032)	0
Other operating gains - LNG trading	16		0	1,317
Loss on disposal of vessel held-for-sale	0		(5,824)	0
Operating (loss) income	(141,091)		(36,380)	(2,116)
Net loss on loss of control of Golar Power	(8,483)		0	0
Other non-operating (expense) income	(132)		(27)	272
Total other non-operating (expense) income	(8,615)		(27)	272
Financial income (expense)
Interest income	2,969		6,896	716
Interest expense	(71,201)		(68,793)	(17,785)
Other financial items, net	8,691		(112,722)	(70,783)
Net financial expense	(59,541)		(174,619)	(87,852)
Loss before equity in net earnings of affiliates, income taxes and non-controlling interests	(209,247)		(211,026)	(89,696)
Income taxes	589		3,053	1,114
Equity in net earnings of affiliates	47,878		55,985	42,220
Net (loss) income	(160,780)		(151,988)	(46,362)
Net income attributable to non-controlling interests	(25,751)		(19,158)	(1,655)
Net loss attributable to stockholders of Golar LNG Ltd	$ (186,531)		$ (171,146)	$ (48,017)
Per common share amounts:
(Loss) earnings - Basic and Diluted (in dollars per share)	$ (1.99)		$ (1.83)	$ (0.55)
Cash dividends declared and paid (in dollars per share)	$ 0.60		$ 1.35	$ 1.80
Non-collaborative Arrangement Transactions
Operating revenues
Time and voyage charter revenues	$ 52,302		$ 90,127	$ 95,399
Operating expenses
Voyage, charter-hire and commission expenses	36,423		69,042	27,340
Collaborative Arrangement
Operating revenues
Time and voyage charter revenues	13,730		0	0
Operating expenses
Voyage, charter-hire and commission expenses	$ 11,140		$ 0	$ 0

[1]	This includes amounts arising from transactions with related parties (see note 31).